Note 5 - Share-based Compensation - Stock Options Issued Under the 2007 Equity Incentive Plan (Details) - $ / shares	3 Months Ended		9 Months Ended	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Sep. 30, 2015	Dec. 31, 2016	Dec. 31, 2015
Options outstanding, beginning balance (in shares)	30,065,352
Options outstanding, ending balance (in shares)				30,065,352
The 2007 Equity Incentive Plan [Member]
Options outstanding, beginning balance (in shares)	9,916,586	10,241,086	8,601,086	10,241,086	8,601,086
Shares available, beginning balance (in shares)	1,981,414	1,758,914	3,398,914	1,758,914	3,398,914
Weighted average price per share, beginning balance (in dollars per share)	$ 0.44	$ 0.44	$ 0.44	$ 0.44	$ 0.44
Exercise price per share, granted (in dollars per share)	$ 0.69			$ 0.45
Options outstanding, ending balance (in shares)	10,216,586	10,241,086		9,916,586	10,241,086
Shares available, ending balance (in shares)	1,681,414	1,758,914		1,981,414	1,758,914
Weighted average price per share, ending balance (in dollars per share)	$ 0.47	$ 0.44		$ 0.44	$ 0.44
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	300,000		300,000	40,000	1,040,000
Shares available, granted (in shares)	(300,000)		(300,000)	(40,000)	(1,040,000)
Weighted average price per share, granted (in dollars per share)	$ 0.69			$ 0.45	$ 0.35
The 2007 Equity Incentive Plan [Member] | Minimum [Member]
Exercise price per share, beginning balance (in dollars per share)	0.23	0.23	$ 0.23	0.23	0.23
Exercise price per share, granted (in dollars per share)					0.30
Exercise price per share,Expired (in dollars per share)
Exercise price per share, ending balance (in dollars per share)	0.23	0.23		0.23	0.23
The 2007 Equity Incentive Plan [Member] | Maximum [Member]
Exercise price per share, beginning balance (in dollars per share)	1.89	1.89	$ 1.89	1.89	1.89
Exercise price per share, granted (in dollars per share)					0.58
Exercise price per share,Expired (in dollars per share)
Exercise price per share, ending balance (in dollars per share)	$ 1.89	$ 1.89		$ 1.89	$ 1.89